Leases	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
LEASES
9.	LEASES
Lessee
The Company entered into a finance lease for equipment in 2022 with a monthly payment of $1,893, a discount rate of 8.83%, and a maturity date of May 31, 2027. The lease obligation is secured by the underlying asset.
Balance sheet information related to the Company’s finance lease as of December 31, 2023, and 2022, is presented below:

	December 31,
	2023	2022
Finance lease:
Right-of-use assets	$61,038	$79,350
Lease liability, current	17,645	16,159
Lease liability, non-current	47,743	65,388

As of December 31, 2023, the annual minimum lease payments of the finance lease liability for each of the next five years is as follows (in whole dollars):

2024	$22,716
2025	22,716
2026	22,716
2027	7,572
2028	—
Thereafter	—

Total future minimum lease obligations	75,720

Less: imputed interest on finance lease liabilities	(10,332)

Finance lease liabilities – current	$17,645
Finance lease liabilities – non-current	$47,743
Lessor
During the years ended December 31, 2023 and 2022, HUB01 recorded $92,920 and $333,574 of fixed lease income, respectively, related to short-term operating lease agreements with lessees for its land with electrical infrastructure.
Variable lease income in both years was $0.
Minimum rental payments to be received by the Company as lessor under these arrangements at December
3
1, 2023 are $2,367,180
, which includes the lease component (land with electrical infrastructure) and the non-lease component (energy costs), for the year ended December 31, 2024 and $0 thereafter.
See Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition
for information on the Company’s revenue recognition accounting policies relating to the lease and non-lease
components contained in the lease agreements.